LEASES	12 Months Ended
Dec. 31, 2023
Leases
LEASES

NOTE 13 – LEASES

In November 2021, Fr8App entered into a lease agreement for 62 workstations in Mexico for a term of 12 months which expired on October 31, 2022. In November 2022, the Company entered into a lease agreement for 31 workstations in Mexico for a term of 12 months expiring in November 1, 2023. In November 2023, the Company renewed their lease agreement for a term of 12 months which will expire on November 1, 2024. The rent expense for the years ended December 31, 2023 and 2022, was approximately $101,000 and $118,000, respectively.